Investments - Schedule of investments accounted for under equity securities without readily determinable fair values (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019 CNY (¥)
Marketable Securities [Line Items]
Equity securities without readily determinable fair value, upward price adjustment	¥ 1,796,000
Talent Agencies [Member]
Marketable Securities [Line Items]
Investments	50,029,785
Equity securities without readily determinable fair value, upward price adjustment	1,796,000
Twelve Investments
Marketable Securities [Line Items]
Investments	¥ 73,600,000
Twelve Investments | Minimum [Member]
Marketable Securities [Line Items]
Percentage of equity method investment acquired	5.00%
Twelve Investments | Maximum [Member]
Marketable Securities [Line Items]
Percentage of equity method investment acquired	20.00%